Environmental Obligations Environmental Reserve Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrual for Environmental Loss Contingencies [Roll Forward]
Total environmental reserves, net of recoveries beginning of period	$ 411.8	$ 360.4	$ 334.3
Provision	178.2	105.6	80.8
Spending, net of recoveries	(65.7)	(63.3)	(52.1)
Acquisitions		2.6
Foreign currency translation adjustments	(2.8)	6.5	(2.6)
Net Change	109.7	51.4	26.1
Total environmental reserves, net of recoveries end of period	$ 521.5	$ 411.8	$ 360.4